Inventories	12 Months Ended
Dec. 31, 2022
Inventory Disclosure [Abstract]
Inventories

4. Inventories

Inventories consist of the following:

	December 31, 2022	December 31, 2021
	US$	US$
Raw material	177,474	305,408
Work-in-process	343,795	224,694
Finished goods	560,119	682,699
Low-value consumables	40,650	38,592
Total	1,122,038	1,251,393

For the years ended December 31, 2022, 2021 and 2020, there were no writes-down of inventories.